Investment Strategy - Vanguard Massachusetts Tax-Exempt Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing primarily in high-quality municipal bonds issued by Massachusetts state and local governments, as well as by regional governmental and public financing authorities. As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities whose income is exempt from federal and Massachusetts state taxes. The Fund also has a fundamental policy to invest, under normal market conditions, at least 65% of its total assets in the securities of Massachusetts issuers.The Fund primarily purchases municipal bonds rated investment-grade, as determined by a nationally recognized statistical rating organization or (if unrated) determined to be of comparable quality by the Fund’s advisor. The Fund expects to maintain a dollar-weighted average maturity between 10 and 25 years, but has no limitations on the maturities of individual securities.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.